Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disaggregation of Revenue [Line Items]
Revenue	$ 620,228	$ 695,137	$ 1,335,330	$ 1,369,989
Top client
Disaggregation of Revenue [Line Items]
Revenue	74,932	89,565	156,199	189,559
Clients 2-5
Disaggregation of Revenue [Line Items]
Revenue	179,018	166,772	381,996	336,285
Clients 6-10
Disaggregation of Revenue [Line Items]
Revenue	86,449	87,725	160,800	166,499
Clients 11-25
Disaggregation of Revenue [Line Items]
Revenue	101,417	139,086	231,501	274,748
Other
Disaggregation of Revenue [Line Items]
Revenue	$ 178,412	$ 211,989	$ 404,834	$ 402,898